Share capital and reserves (Tables)	12 Months Ended
Dec. 31, 2021
Share capital and reserves [Abstract]
Details of issued ordinary shares
Details of the number of issued ordinary shares with a nominal value of Sterling 6 pence (2020: 6 pence) each are in the table below.

	Ordinary shares		Treasury shares		Total
	2021	2020	2021	2020	2021	2020
At 1 January	178,801,593	154,498,887	4,791,703	4,864,656	183,593,296	159,363,543
Issue of treasury shares in exchange for warrants	283,389	—	(283,389)	—	—	—
Issue of shares in exchange for warrants	4,758,206	8,229,753	—	—	4,758,206	8,229,753
Issue of shares in equity fund raises	—	16,000,000	—	—	—	16,000,000
Issue of treasury shares in exchange for warrants	4,208,314	—	(4,208,314)	—	—	—
Issue of treasury shares for share options exercised	300,000	72,953	(300,000)	(72,953)	—	—
Issue of shares in consideration of Chiasma acquisition	127,740,695	—	—	—	127,740,695	—
Issue of shares for share options exercised and RSUs vesting	3,722,550	—	—	—	3,722,550	—
At December 31	319,814,747	178,801,593	—	4,791,703	319,814,747	183,593,296